Taxes on Income - Schedule of Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Paid [Line Items]
Effective tax rate	$ 485	$ 278	$ 190
U.S. federal [Member]
Schedule of Tax Paid [Line Items]
Effective tax rate	297
U.S. state [Member]
Schedule of Tax Paid [Line Items]
Effective tax rate	33
Israel [Member]
Schedule of Tax Paid [Line Items]
Effective tax rate	21
U.S. [Member]
Schedule of Tax Paid [Line Items]
Effective tax rate	330
India [Member]
Schedule of Tax Paid [Line Items]
Effective tax rate	132
Other [Member]
Schedule of Tax Paid [Line Items]
Effective tax rate	$ 2